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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment  [  ]                   Amendment No.:    _______
         This Amendment (Check only one):       [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      K Capital Partners, LLC
Address:   75 Park Plaza
           Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Needham
Title: Chief Administrative Officer
Phone: 617-646-7728

Signature, place and date of signing:

/s/ Robert T. Needham, Boston, Massachusetts, December 1, 2003
---------------------

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $186,216 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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
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                                 TITLE OF                     VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS             CUSIP      (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE SHARED OTHER
----------------------------------------------------------------------------------------------------------------------------------
Stet Hellas Telecom S.A. ADR     ADRS Stocks    858923106      11,607   1,034,500  SH       Sole                 1,034,500
Altria Group Inc.                Common Stock   US02209S1033   16,583     378,600  SH       Sole                   378,600
Prime Group Realty Trust         Common Stock   US74158J1034   13,990   2,103,700  SH       Sole                 2,103,700
Triton PCS Holdings Inc. Cl A    Common Stock   US89677M1062      611     137,100  SH       Sole                   137,100
Telesystem Intl Wireless Inc.    Common Stock   CA8799466062    3,741     860,000  SH       Sole                   860,000
Alcan                            Common Stock   CA0137161059   19,888     519,800  SH       Sole                   519,800
Concord EFS Inc.                 Common Stock   US2061971055   13,670   1,000,000  SH       Sole                 1,000,000
Liberty Media Corp               Common Stock   US5307181058   47,098   4,724,000  SH       Sole                 4,724,000
Boise Cascade                    Common Stock   US0973831037   40,544   1,469,000  SH       Sole                 1,469,000
Gucci Group NV Shs Jan 04 90C    Options-Calls  4015660AR      16,805      16,475  SH       Sole                    16,475
Commerce Bancorp Dec 03 35P      Options-Puts   2005190XG         150      10,000  SH       Sole                    10,000
Federal Express Oct 03 50P       Options-Puts   31304NUVJ          25      10,000  SH       Sole                    10,000
Hilton Hotels Corp Oct 03 12.5P  Options-Puts   4328480VV           4       1,500  SH       Sole                     1,500
Nasdaq-100 Dec 03 23P            Options-Puts   6311003XW       1,500     150,000  SH       Sole                   150,000
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